Merger and Asset Purchase Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
MERGER AND ASSET PURCHASE AGREEMENTS

NOTE 4 – MERGER AND ASSET PURCHASE AGREEMENTS

Ganjarunner Merger

On June 21, 2019, the Company, GR Acquisition, Inc. ("GRA"), a Nevada corporation, Ganjarunner, Inc. ("Ganjarunner"), a California corporation, and Global Wellness, LLC ("GW"), a California limited liability company, (Ganjarunner and GW are hereafter referred to collectively as "GR/GW") entered into an Agreement and Plan of Merger (the "Merger Agreement"), pursuant to which GR/GW shall merge with and into GRA, with GRA continuing as the surviving entity and wholly-owned subsidiary of the Company (the "Merger"). The Merger closed on June 24, 2019 (the "Closing Date"). Pursuant to the Merger Agreement, the Company agreed to pay to GR/GW $1,000,000, $150,000 of which has already been paid to GR/GW with $300,000 to be paid in two equal tranches of $150,000 whereby each tranche is subject to GRA's achievement of certain milestones. (i) $350,000 at the earlier to occur of the 6-month anniversary of the Closing Date or upon the Company raising additional funding of at least $2,000,000 and (ii) $300,000 at the end of the 24-month anniversary of the Closing Date. In addition, as further consideration, the Company issued to GR/GW's founders 1,000,000 shares of the Company's common stock on the Closing Date and shall make two additional issuances of 2,000,000 shares of common stock on the 12-month and 24-month anniversaries of the Closing Date, with each respective issuance contingent upon GRA's achievement of certain milestones as set forth in the Merger Agreement.

On October 4, 2019, the Company amended the Merger Agreement with GR/GW. As part of this amendment, the Company immediately will issue 5,000,000 warrants to purchase shares of the Company's common stock to GR/GW. These warrants have a term of three years and an exercise price of $0.50. These warrants replace the previously agreed upon common stock consideration of 5,000,000 shares and eliminated the contingencies related to achieving certain milestones as set forth in the initial merger agreement.

As of March 31, 2020 and December 31, 2019, the Company owed a total of $583,886 and $583,886 on the acquisition, respectively.

Following the closing of the transaction, Ganjarunner's financial statements as of the Closing Date are consolidated with the Consolidated Condensed Financial Statements of the Company.

The following presents the consideration paid for the acquisition of Ganjarunner and the preliminary purchase price allocation. These amounts are provisional and may be adjusted during the measurement period.

Purchase Price
Purchase Price	$2,987,254
Total purchase price	$2,987,254

Allocation of purchase price
Tangible Assets/(Liabilities)	$(459,464)
Trade Names/Trademarks	877,000
IP/Trade Secrets	801,000
License	306,000
Non-Compete Agreements	39,000
Customer Relationships	152,000
Goodwill (incl. trained and assembled workforce)	1,271,718
Total allocation of purchase price	$2,987,254

Mountain High Asset Purchase

On July 10, 2019 (the "Closing Date"), the Company and Mountain High Recreation, Inc. ("MH"), a California corporation, entered into an Asset Purchase Agreement (the "Purchase Agreement"), pursuant to which the Company acquired certain assets from MH as specified in the Purchase Agreement, which included (i) the option to purchase to MH's California Cannabis - Retailer Nonstorefront License (ii) the option to purchase a certain real property lease located at 8 Light Sky Ct, Sacramento, CA 95828 associated with that certain license, (iii) the right to use all trademarks and intellectual property associated with the MH brand (the "Assets"). The Company assumed no liabilities of MH. The transactions contemplated by the Purchase Agreement closed on July 10, 2019 (the "Closing").

Pursuant to the Agreement, the Company agreed to pay to MH the following: $200,000 at Closing, $150,000 on or before December 20, 2019, $150,000 on or before March 31, 2020, $250,000 at the end of the twelfth (12th) month (on a rolling basis) following the Closing Date and $250,000 at the end of the twenty-fourth (24th) month (on a rolling basis) following the Closing Date. In addition, at Closing, the Company issued to MH 1,000,000 shares of its common stock. At the end of the twelfth month (on a rolling basis) from the Closing Date, the Company agreed to issue to MH warrants to purchase 2,000,000 shares of the Company's Common Stock with an exercise price equal to the per share purchase price paid by investors of the Company's then most recent private placement and exercisable for a period of three (3) years from the date of issuance (the "2020 Warrants"). At the end of the twenty-fourth month (on a rolling basis) from the Closing Date, the Company shall issue to MH warrants to purchase 2,000,000 shares of the Company's Common Stock with an exercise price equal to the per share purchase price paid by investors of the Company's then most recent private placement price, exercisable for a period of three (3) years from the date of issuance (the "2021 Warrants"). The 2020 Warrants and 2021 Warrants are subject to adjustment, based on the amount of gross revenue the Company recognized in connection with the Assets.

On October 4, 2019, the Company amended the Asset Purchase Agreement with Mountain High Recreation, Inc. As part of this amendment, the Company issued 5,000,000 warrants to purchase shares of the Company's common stock to Mountain High Recreation, Inc. These warrants have a term of three years and an exercise price of $0.50. These warrants replace the previously agreed upon share and warrant consideration and eliminated the contingencies related to the gross revenue recognized in connection with the assets.

As of March 31, 2020 and December 31, 2019, the Company owed a total of $708,347 and $708,347 on the acquisition, respectively.

The following presents the consideration paid for the asset acquisition of Mountain High Recreation, Inc. and the preliminary purchase price allocation. These amounts are provisional and may be adjusted during the measurement period.

Purchase Price
Purchase Price	$2,841,715
Total purchase price	$2,841,715

Allocation of purchase price
Trade Names / Trademarks	$1,041,962
IP/Trade Secrets	1,177,060
License	372,684
Non-Compete Agreements	250,009
Total allocation of purchase price	$2,841,715

Budee Merger

On February 27, 2020 (the "Effective Date"), Driven Deliveries, Inc. (the "Company") entered into an Agreement and Plan of Merger (the "Merger Agreement") by and among the Company, Budee Acquisition, Inc., a Nevada corporation and Budee, Inc. ("Budee"), a California corporation, pursuant to which the Company acquired Budee (the "Budee Acquisition"). On the Effective Date, all then-issued and outstanding shares of Budee were canceled and Budee issued 1,000,000 new shares of its common stock, representing 100% of the now issued and outstanding shares of Budee, to the Company. As a result, Budee became a wholly-owned subsidiary of the Company. As consideration, the Company agreed to: i) cash payments to Budee of $725,000 in three payments of $225,000, $200,000 and $300,000, due April 15, 2020, July 15, 2020 and October 15, 2020, respectively, and ii) issue to Budee 13,333,333 shares of the Company's common stock (the "Consideration Shares"). 1,333,333 of the 13,333,333 shares will not be issued until the completion of a lawsuit. Pursuant to the Merger Agreement, holders of the Consideration Shares received the right to have their Consideration Shares registered with the Securities and Exchange Commission if and when the Company files a new registration statement on Form S-1.

As of March 31, 2020 and December 31, 2019, the Company owed a total of $1,294,226 and $0 on the acquisition, respectively.

The following presents the consideration paid for the asset acquisition of Budee, Inc. and the preliminary purchase price allocation. These amounts are provisional and may be adjusted during the measurement period.

Purchase Price
Cash	$690,504
Stock	6,603,722
Assumed liabilities	1,658,538
Total purchase price	$8,952,764

Allocation of purchase price
Tangible Assets/(Liabilities)	$85,483
Trade Names/Trademarks	2,522,000
IP/Trade Secrets	1,075,000
License	386,000
Proprietary Software/Technology	4,189,000
Non-Compete Agreements	247,000
Customer Relationships	59,000
Excess Purchase Price Over Net Liabilities Acquired	389,281
Total allocation of purchase price	$8,952,764

The following presents the unaudited pro-forma combined results of operations of the Company with the Ganjarunner and Budee Businesses as if the entities were combined on January 1, 2019.

	Three Months	Three Months
	March 31, 2020	March 31, 2019
Gross Revenue	$2,877,813	2,503,494
Gross Profit	$1,173,426	1,512,628
Net loss	$(3,558,294)	(1,255,634)
Net loss per share, basic and diluted	$(0.08)	(0.03)
Weighted average number of shares outstanding	45,726,329	44,290,295

The unaudited pro-forma results of operations are presented for information purposes only. The unaudited pro-forma results of operations are not intended to present actual results that would have been attained had the acquisitions been completed as of January 1, 2019, or to project potential operating results as of any future date or for any future periods.

NOTE 4 – MERGER AND ASSET PURCHASE AGREEMENTS

Ganjarunner Merger

On June 21, 2019, the Company, GR Acquisition, Inc. ("GRA"), a Nevada corporation, Ganjarunner, Inc. ("Ganjarunner"), a California corporation, and Global Wellness, LLC ("GW"), a California limited liability company, (Ganjarunner and GW are hereafter referred to collectively as "GR/GW") entered into an Agreement and Plan of Merger (the "Merger Agreement"), pursuant to which GR/GW shall merge with and into GRA, with GRA continuing as the surviving entity and wholly-owned subsidiary of the Company (the "Merger"). The Merger closed on June 24, 2019 (the "Closing Date"). Pursuant to the Merger Agreement, the Company agreed to pay to GR/GW $1,000,000, $150,000 of which has already been paid to GR/GW with $300,000 to be paid in two equal tranches of $150,000 whereby each tranche is subject to GRA's achievement of certain milestones. (i) $350,000 at the earlier to occur of the 6-month anniversary of the Closing Date or upon the Company raising additional funding of at least $2,000,000 and (ii) $300,000 at the end of the 24-month anniversary of the Closing Date. In addition, as further consideration, the Company issued to GR/GW's founders 1,000,000 shares of the Company's common stock on the Closing Date and shall make two additional issuances of 2,000,000 shares of common stock on the 12-month and 24-month anniversaries of the Closing Date, with each respective issuance contingent upon GRA's achievement of certain milestones as set forth in the Merger Agreement.

On October 4, 2019, the Company amended the Merger Agreement with GR/GW. As part of this amendment, the Company will 5,000,000 warrants to purchase shares of the Company's common stock to GR/GW. These warrants have a term of three years and an exercise price of $0.50. These warrants replace the previously agreed upon common stock consideration of 5,000,000 shares and eliminated the contingencies related to achieving certain milestones as set forth in the initial merger agreement.

Following the closing of the transaction, Ganjarunner's financial statements as of the Closing Date are consolidated with the Consolidated Financial Statements of the Company.

The following presents the unaudited pro-forma combined results of operations of the Company with the Ganjarunner Business as if the entities were combined on January 1, 2018.

	Year Ended	Year Ended
	December 31, 2019	December 31, 2018
Gross Revenue	$4,420,265	2,011,758
Gross Profit	$1,118,535	1,072,235
Net loss	$(13,088,173)	(2,879,370)
Net loss per share	$(0.28)	(0.15)
Weighted average number of shares outstanding	46,898,066	18,992,697

The unaudited pro-forma results of operations are presented for information purposes only. The unaudited pro-forma results of operations are not intended to present actual results that would have been attained had the acquisitions been completed as of January 1, 2018, or to project potential operating results as of any future date or for any future periods.

The following presents the consideration paid for the acquisition of Ganjarunner and the preliminary purchase price allocation. These amounts are provisional and may be adjusted during the measurement period.

Purchase Price
Purchase Price	$2,987,254
Total purchase price	$2,987,254

Allocation of purchase price
Tangible Assets/ (Liabilities)	$(459,464)
Trade Names / Trademarks	877,000
IP/Trade Secrets	801,000
License	306,000
Non-Compete Agreements	39,000
Customer Relationships	152,000
Goodwill (incl. trained and assembled workforce)	1,271,718
Total allocation of purchase price	$2,987,254

Mountain High Asset Purchase

On July 10, 2019 (the "Closing Date"), the Company and Mountain High Recreation, Inc. ("MH"), a California corporation, entered into an Asset Purchase Agreement (the "Purchase Agreement"), pursuant to which the Company acquired certain assets from MH as specified in the Purchase Agreement, which included (i) the option to purchase to MH's California Cannabis - Retailer Nonstorefront License (ii) the option to purchase a certain real property lease located at 8 Light Sky Ct, Sacramento, CA 95828 associated with that certain license, (iii) the right to use all trademarks and intellectual property associated with the MH brand (the "Assets"). The Company assumed no liabilities of MH. The transactions contemplated by the Purchase Agreement closed on July 10, 2019 (the "Closing").

Pursuant to the Agreement, the Company agreed to pay to MH the following: $200,000 at Closing, $150,000 on or before December 20, 2019, $150,000 on or before March 31, 2020, $250,000 at the end of the twelfth (12th) month (on a rolling basis) following the Closing Date and $250,000 at the end of the twenty-fourth (24th) month (on a rolling basis) following the Closing Date. In addition, at Closing, the Company issued to MH 1,000,000 shares of its common stock. At the end of the twelfth month (on a rolling basis) from the Closing Date, the Company agreed to issue to MH warrants to purchase 2,000,000 shares of the Company's Common Stock with an exercise price equal to the per share purchase price paid by investors of the Company's then most recent private placement and exercisable for a period of three (3) years from the date of issuance (the "2020 Warrants"). At the end of the twenty-fourth month (on a rolling basis) from the Closing Date, the Company shall issue to MH warrants to purchase 2,000,000 shares of the Company's Common Stock with an exercise price equal to the per share purchase price paid by investors of the Company's then most recent private placement price, exercisable for a period of three (3) years from the date of issuance (the "2021 Warrants"). The 2020 Warrants and 2021 Warrants are subject to adjustment, based on the amount of gross revenue the Company recognized in connection with the Assets.

On October 4, 2019, the Company amended the Asset Purchase Agreement with Mountain High Recreation, Inc. As part of this amendment, the Company will issue 5,000,000 warrants to purchase shares of the Company's common stock to Mountain High Recreation, Inc. These warrants have a term of three years and an exercise price of $0.50. These warrants replace the previously agreed upon share and warrant consideration and eliminated the contingencies related to the gross revenue recognized in connection with the assets.

The following presents the consideration paid for the asset acquisition of Mountain High Recreation, Inc. and the preliminary purchase price allocation. These amounts are provisional and may be adjusted during the measurement period.

Purchase Price
Purchase Price	$2,841,715
Total purchase price	$2,841,715

Allocation of purchase price
Trade Names / Trademarks	$1,041,962
IP/Trade Secrets	1,177,060
License	372,684
Non-Compete Agreements	250,009
Total allocation of purchase price	$2,841,715